Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	FMC CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2376
Entity Tax Identification Number	94-0479804
Entity Address, Address Line One	2929 Walnut Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	299-6000
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	FMC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000037785
Amendment Flag	false